Expense Example {- Fidelity® Series Blue Chip Growth Fund} - 07.31 Fidelity Series Blue Chip Growth Fund Series PRO-06 - Fidelity® Series Blue Chip Growth Fund - Fidelity Series Blue Chip Growth Fund-Default
Sep. 29, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none